Shareholder Report, Line Graph (Details) 74200027300_Templeton Global Bond VIP Fund_Class 2_TSR Annual {Class 2} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name											Class 2
Accumulated Value	$ 8,510	$ 9,602	$ 9,333	$ 9,819	$ 10,335	$ 10,911	$ 10,695	$ 10,492	$ 10,294	$ 10,000	$ 9,849
Bloomberg Global Aggregate Index[Member] [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
JP Morgan Global Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan Global Government Bond Index
Accumulated Value	9,723	10,091	9,702	11,719	12,534	11,427	10,779	10,850	10,157	10,000	$ 10,360
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE World Government Bond Index
Accumulated Value	$ 9,809	$ 10,099	$ 9,601	$ 11,747	$ 12,627	$ 11,468	$ 10,829	$ 10,921	$ 10,160	$ 10,000	$ 10,550